RELATED-PARTY TRANSACTIONS - Key management share ownership (Details) - shares	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Total share ownership	9,113,702,000		6,932,106,000
Directors
Disclosure of transactions between related parties [line items]
Total share ownership	7,944,068		6,341,368
Neal Froneman
Disclosure of transactions between related parties [line items]
Total share ownership	4,555,954		3,342,087
Percentage of shares		0.20%	0.15%
Charl Keyter
Disclosure of transactions between related parties [line items]
Total share ownership	1,530,119		1,212,745
Percentage of shares		0.07%	0.06%
Tim Cumming
Disclosure of transactions between related parties [line items]
Total share ownership	106		102
Barry Davison
Disclosure of transactions between related parties [line items]
Total share ownership	1,567,710		1,507,414
Percentage of shares		0.07%	0.07%
Rick Menell
Disclosure of transactions between related parties [line items]
Total share ownership	108,625		104,448
Sello Moloko
Disclosure of transactions between related parties [line items]
Total share ownership	111,534		107,245
Keith Rayner
Disclosure of transactions between related parties [line items]
Total share ownership	68,992		66,339
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Total share ownership	1,028		988
Chris Bateman
Disclosure of transactions between related parties [line items]
Total share ownership	32,747
Shadwick Bessit [Member]
Disclosure of transactions between related parties [line items]
Total share ownership	219,782
Percentage of shares		0.01%
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Total share ownership	114,744		292,785
Percentage of shares		0.01%	0.01%
Dawie Mostert
Disclosure of transactions between related parties [line items]
Total share ownership	50,743
Themba Nkosi
Disclosure of transactions between related parties [line items]
Total share ownership	19,107		18,370
Wayne Robinson
Disclosure of transactions between related parties [line items]
Total share ownership	39,321		346
Richard Stewart
Disclosure of transactions between related parties [line items]
Total share ownership	421,653		102,971
Percentage of shares		0.02%
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Total share ownership	271,537		176,266
Percentage of shares		0.01%	0.01%